Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure Of Deposits [line items]
Total deposits payable on a fixed date	$ 32,894	$ 29,673
Deposits booked payable on a fixed date	281,520	276,222
More Than One Hundred Thousand [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	250,565	246,685
Canada [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	163,282	160,069
Canada [member] | More Than One Hundred Thousand [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	148,762	145,574
Canada [member] | More Than One Hundred Thousand [member] | 0 to 3 months [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	53,539	55,190
Canada [member] | More Than One Hundred Thousand [member] | 3-6 month [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	9,720	3,836
Canada [member] | More Than One Hundred Thousand [member] | Later than six months and not later than one year [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	13,950	12,909
Canada [member] | More Than One Hundred Thousand [member] | After 12 months [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	71,553	73,639
United States [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	81,780	86,805
United States [member] | More Than One Hundred Thousand [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	65,353	71,770
Other countries [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	36,458	29,348
Other countries [member] | More Than One Hundred Thousand [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	36,450	29,341
U.S. dollars [member]
Disclosure Of Deposits [line items]
Deposits liabilities	257,118	259,747
Non USD Non CAD [member]
Disclosure Of Deposits [line items]
Deposits liabilities	$ 42,374	$ 37,427